Description of Business, Organization, and Basis of Presentation - Schedule of Cash Flows of the VIEs (Details) - Variable Interest Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Flows of the VIEs [Line Items]
Net cash provided/(used) by operating activities	¥ (180,439,240)	¥ 1,544,447,565	¥ 1,292,343,388
Net cash provided by/(used) in investing activities	4,668,914,945	1,344,524,994	(1,282,239,529)
Net cash provided by/(used) in financing activities	¥ (5,245,334,220)	¥ (3,375,509,894)	¥ 234,705,208